PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Provision For Environmental Liabilities And Asset Retirement Obligations
Schedule of provisions for environmental liabilities and asset retirement obligation

		Consolidated
	12/31/2025	12/31/2024
Environmental liabilities	119,664	155,471
Asset retirement obligations	1,067,945	977,892
	1,187,609	1,133,363